Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives

Building	29 years
Computer equipment	3 years
Furniture, fixture, and office and medical equipment	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Laboratory equipment	5 years
Motor vehicle	5 years

Schedule of the changes to the consolidated balance sheet
	December 31, 2018	Adjustment due to ASU 2016-01	January 1, 2019
Accumulated deficit	$(17,379,185)	$(1,490,033)	$(18,869,218)
Accumulated other comprehensive loss	$(1,484,688)	$1,490,033	$5,345